Schedule of Future Minimum Rent Payments Due Under Non-Cancellable Leases (Details)	Dec. 31, 2023 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2024	$ 30,880
Thereafter
Total	$ 30,880